SHARE-BASED COMPENSATION (Details - Assumptions)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Compensation Related Costs [Abstract]
Expected term (years)	3.00	2.75
Expected volatility	66.40%	69.00%
Risk free interest rate	4.83%	4.31%
Expected dividends	0.00%	0.00%